                                 ING FUNDS TRUST
                          ING Classic Money Market Fund
                              ING Money Market Fund
                        ING Lexington Money Market Trust

                       Supplement Dated November 15, 2004
          to the Class A, Class B, Class C and Class M Prospectus for
          ING Classic Money Market and ING Money Market Funds and the
                Lexington Money Market Trust Class A Prospectus,
                              Dated August 1, 2004

With respect to the Class A, Class B, Class C and Class M Prospectus for ING Classic Money Market and ING Money Market Funds:

   Effective immediately, the paragraph under the section entitled "Management of the Funds - ING Classic Money Market and ING Money Market Funds" on page 32 is deleted in its entirety and replaced with the following:

        ING CLASSIC MONEY AND ING MONEY MARKET FUNDS

        The Funds have been managed by a team of investment professionals led by David S. Yealy since November, 2004. Mr. Yealy joined ING IM in November, 2004 and has over 18 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.

With respect to the Class A Prospectus for ING Lexington Money Market Trust:

   Effective immediately, the fourth paragraph under the section entitled "Management of the Fund - ING Investment Management Co." on page 12 is deleted in its entirety and replaced with the following:

        The Fund has been managed by a team of investment professionals led by David S. Yealy since November, 2004. Mr. Yealy joined ING IM in November, 2004 and has over 18 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE